Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date		rr_ProspectusDate	Feb. 28, 2015
Institutional Shares | GLOBAL EQUITY PORTFOLIO
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Global Equity Portfolio
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective of the Global Equity Portfolio is to achieve long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Global Equity Portfolio.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Global Equity Portfolio does not pay transaction costs when buying and selling shares of other mutual funds managed by the Advisor (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Global Equity Portfolio’s performance. During the most recent fiscal year, the Global Equity Portfolio’s portfolio turnover rate was 6% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the Global Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To achieve its investment objective, the Global Equity Portfolio under normal market circumstances, allocates its assets to Underlying Funds that invest in domestic and international equity securities. In addition to its allocation strategy of providing exposure to the domestic equity and international equity markets through investment in the Underlying Funds, the Global Equity Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes, such as large capitalization, small capitalization and emerging markets stocks. Periodically the Advisor will review the allocations for the Global Equity Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders.

As of February 28, 2015, the Global Equity Portfolio invests in domestic equity Underlying Funds that purchase a broad and diverse portfolio of securities of U.S. operating companies of all market capitalization sizes with an emphasis on small and value companies and a domestic equity Underlying Fund that primarily invests in publicly traded REITs. The Global Equity Portfolio also purchases international equity Underlying Funds that purchase a broad and diverse portfolio of securities of companies in developed and emerging markets of all market capitalization sizes with an emphasis on small and value companies. The Underlying Funds in which the Global Equity Portfolio invests as of February 28, 2015 are described in the Portfolio’s Prospectus in the section entitled “Investments in Underlying Funds.”

			Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Underlying Funds. Such Underlying Funds do not intend to use derivatives for purposes of speculation or leveraging investment returns. Also the Underlying Funds may lend their portfolio securities to generate additional income.
Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Fund of Funds Risk: The investment performance of the Global Equity Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Global Equity Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Global Equity Portfolio or any Underlying Fund will be achieved. When the Global Equity Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in Underlying Funds, the Global Equity Portfolio is subject to the risks of the Underlying Funds’ investments. Certain of the risks of the Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Portfolio or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The Global Equity Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

			Other risks of the Underlying Funds are described in the Global Equity Portfolio’s Prospectus in the section entitled “Additional Risks of the Underlying Funds.”
Risk Lose Money [Text]		rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the Global Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Global Equity Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Global Equity Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Global Equity Portfolio can be obtained by visiting http://us.dimensional.com.

			The after-tax returns presented in the table for the Global Equity Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Global Equity Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the Global Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Global Equity Portfolio’s performance from year to year.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	http://us.dimensional.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Global Equity Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]		rr_BarChartHeading	Global Equity Portfolio Institutional Class Shares Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2005-December 2014
Highest Quarter	Lowest Quarter
23.77 (4/09-6/09)	-23.68 (10/08-12/08)

Performance Table Heading		rr_PerformanceTableHeading	Periods ending December 31, 2014 Annualized Returns (%)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the Global Equity Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Global Equity Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Institutional Shares | GLOBAL EQUITY PORTFOLIO | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)		rr_ShareholderFeeOther	none
Management Fee		rr_ManagementFeesOverAssets	0.30%
Other Expenses		rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.60%
Fee Waiver and/or Expense Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	0.29%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		rr_NetExpensesOverAssets	0.31%
1 Year		rr_ExpenseExampleYear01	$ 32
3 Years		rr_ExpenseExampleYear03	163
5 Years		rr_ExpenseExampleYear05	306
10 Years		rr_ExpenseExampleYear10	$ 722
2005		rr_AnnualReturn2005	10.95%
2006		rr_AnnualReturn2006	20.47%
2007		rr_AnnualReturn2007	4.41%
2008		rr_AnnualReturn2008	(39.99%)
2009		rr_AnnualReturn2009	34.51%
2010		rr_AnnualReturn2010	19.35%
2011		rr_AnnualReturn2011	(7.41%)
2012		rr_AnnualReturn2012	18.24%
2013		rr_AnnualReturn2013	29.15%
2014		rr_AnnualReturn2014	4.62%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	23.77%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(23.68%)
One Year		rr_AverageAnnualReturnYear01	4.62%
Five Years		rr_AverageAnnualReturnYear05	12.04%
Ten Years		rr_AverageAnnualReturnYear10	7.12%
Institutional Shares | GLOBAL EQUITY PORTFOLIO | Return After Taxes on Distributions | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	4.14%
Five Years		rr_AverageAnnualReturnYear05	11.57%
Ten Years		rr_AverageAnnualReturnYear10	6.59%
Institutional Shares | GLOBAL EQUITY PORTFOLIO | Return After Taxes on Distributions and Sale of Portfolio Shares | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	2.98%
Five Years		rr_AverageAnnualReturnYear05	9.57%
Ten Years		rr_AverageAnnualReturnYear10	5.70%
Institutional Shares | GLOBAL EQUITY PORTFOLIO | MSCI World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	4.94%
Five Years		rr_AverageAnnualReturnYear05	10.20%
Ten Years		rr_AverageAnnualReturnYear10	6.03%

[1]	Dimensional Fund Advisors LP (the "Advisor") has agreed to waive certain fees of the Portfolio. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2016, and may only be terminated by the Fund's Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived up to thirty-six months after such fee waiver.